Non-Controlling Interest (Details) - Schedule of non-controlling interest included in the equity and the income - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiaries:
Equity	$ 109,564,000	$ 94,360,000	$ 84,683,000
Income	15,206,000	9,961,000	5,116,000
Debt instruments at FVOCI	(32,000)	(390,000)	110,000
Deferred tax	9,000	106,000	(31,000)
Total other comprehensive income	(23,000)	(284,000)	79,000
Comprehensive income	$ 15,183,000	$ 9,677,000	$ 5,195,000
Santander Corredora de Seguros Limitada [Member]
Subsidiaries:
Non- controlling %	0.25%	0.25%	0.25%
Equity	$ 201,000	$ 179,000	$ 174,000
Income	21,000	5,000	(4,000)
Debt instruments at FVOCI			(4,000)
Deferred tax			1,000
Total other comprehensive income			(3,000)
Comprehensive income	$ 21,000	$ 5,000	$ (7,000)
Santander Corredores de Bolsa Limitada [Member]
Subsidiaries:
Non- controlling %	49.41%	49.41%	49.41%
Equity	$ 24,725,000	$ 22,970,000	$ 22,614,000
Income	1,762,000	717,000	351,000
Debt instruments at FVOCI	(32,000)	(238,000)	(38,000)
Deferred tax	9,000	65,000	9,000
Total other comprehensive income	(23,000)	(173,000)	(29,000)
Comprehensive income	$ 1,739,000	$ 544,000	$ 322,000
Santander Asesorías Financieras Limitada [Member]
Subsidiaries:
Non- controlling %	0.97%	0.97%	0.97%
Equity	$ 561,000	$ 513,000	$ 493,000
Income	47,000	21,000	(5,000)
Debt instruments at FVOCI		(152,000)	152,000
Deferred tax		41,000	(41,000)
Total other comprehensive income		(111,000)	111,000
Comprehensive income	$ 47,000	$ (90,000)	$ 106,000
Santander S.A. Sociedad Securitizadora [Member]
Subsidiaries:
Non- controlling %	0.36%	0.36%	0.36%
Equity	$ 3,000	$ 1,000	$ 2,000
Income	(1,000)
Debt instruments at FVOCI
Deferred tax
Total other comprehensive income
Comprehensive income	$ (1,000)
Klare Corredora de Seguros S.A. [Member]
Subsidiaries:
Non- controlling %	49.90%
Equity	$ 356,000
Income	(1,277,000)
Debt instruments at FVOCI
Deferred tax
Total other comprehensive income
Comprehensive income	$ (1,277,000)
Santander Consumer Chile S.A. [Member]
Subsidiaries:
Non- controlling %	49.00%	49.00%	49.00%
Equity	$ 49,269,000	$ 39,080,000	$ 29,649,000
Income	10,193,000	9,386,000	5,619,000
Debt instruments at FVOCI
Deferred tax
Total other comprehensive income
Comprehensive income	10,193,000	9,386,000	5,619,000
Subtotal One [Member]
Subsidiaries:
Equity	75,115,000	64,374,000	55,834,000
Income	10,745,000	8,859,000	5,081,000
Debt instruments at FVOCI	(32,000)	(390,000)	110,000
Deferred tax	9,000	106,000	(31,000)
Total other comprehensive income	(23,000)	(284,000)	79,000
Comprehensive income	$ 10,722,000	$ 8,575,000	$ 5,160,000
Santander Gestión de Recaudación y Cobranzas Limitada [Member]
Subsidiaries:
Non- controlling %	100.00%	100.00%	100.00%
Equity	$ 6,988,000	$ 4,820,000	$ 4,808,000
Income	2,168,000	139,000	(127,000)
Debt instruments at FVOCI
Deferred tax
Total other comprehensive income
Comprehensive income	$ 2,168,000	$ 139,000	$ (127,000)
Bansa Santander S.A. [Member]
Subsidiaries:
Non- controlling %	100.00%	100.00%	100.00%
Equity	$ 24,250,000	$ 21,010,000	$ 19,565,000
Income	3,239,000	1,096,000	349,000
Debt instruments at FVOCI
Deferred tax
Total other comprehensive income
Comprehensive income	$ 3,239,000	1,096,000	349,000
Multiplica Spa [Member]
Subsidiaries:
Non- controlling %	100.00%
Equity	$ 3,211,000
Income	(946,000)
Debt instruments at FVOCI
Total other comprehensive income
Comprehensive income	(946,000)
Subtotal two [Member]
Subsidiaries:
Equity	34,449,000	29,986,000	28,849,000
Income	4,461,000	1,102,000	35,000
Debt instruments at FVOCI
Deferred tax
Total other comprehensive income
Comprehensive income	$ 4,461,000	$ 1,102,000	$ 35,000
Klare Corredora de Seguros S.A. [Member]
Subsidiaries:
Non- controlling %		49.90%	49.90%
Equity		$ 1,631,000	$ 2,902,000
Income		(1,270,000)	(880,000)
Debt instruments at FVOCI
Deferred tax
Total other comprehensive income
Comprehensive income		$ (1,270,000)	$ (880,000)
Multiplica Spa [Member]
Subsidiaries:
Non- controlling %		100.00%
Equity		$ 4,156
Income		(133,000)
Debt instruments at FVOCI
Total other comprehensive income
Comprehensive income		$ (133,000)
Multiplica Spa [Member]
Subsidiaries:
Non- controlling %			100.00%
Equity			$ 4,476,000
Income			(187,000)
Debt instruments at FVOCI
Deferred tax
Total other comprehensive income
Comprehensive income			$ (187,000)